Loans and Other Borrowings - Summary of Principal Repayments of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	£ 13,038	[1]	£ 11,105	£ 12,029
Total	15,336		13,896	15,785
Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Within one year, or on demand	2,289		2,791	3,756
Total	15,263		13,746	15,606
Fair value adjustments	73		150	179
Total loans and other borrowings	15,336		13,896	15,785
Effect Of Hedging And Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Within one year, or on demand	(308)		(523)	(252)
Total	(1,044)		(1,608)	(850)
Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Within one year, or on demand	1,981		2,268	3,504
Total	14,219		12,138	14,756
2018 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,192		1,614	1,632
2018 [Member] | Effect Of Hedging And Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(66)		(197)	(216)
2018 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,126		1,417	1,416
2019 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,332		1,166	1,488
2019 [Member] | Effect Of Hedging And Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(154)		(43)	(72)
2019 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,178		1,123	1,416
2020 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	18		1,295	1,103
2020 [Member] | Effect Of Hedging And Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year			(121)	18
2020 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	18		1,174	1,121
2021 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,489		12	1,199
2021 [Member] | Effect Of Hedging And Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(111)			(26)
2021 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	1,378		12	1,173
2023 [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	8,943		6,868	6,428
2023 [Member] | Effect Of Hedging And Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(405)		(724)	(302)
2023 [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	8,538		6,144	6,126
Over 12 Months [Member] | Carrying Amount [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	12,974		10,955	11,850
Over 12 Months [Member] | Effect Of Hedging And Interest
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	(736)		(1,085)	(598)
Over 12 Months [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total due for repayment after more than one year	£ 12,238		£ 9,870	£ 11,252

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements